Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica International Moderate Growth VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Conservative VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Asset Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Growth VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Moderate Growth VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Asset Allocation – Moderate VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica International Moderate Growth VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Managed Risk - Balanced ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Managed Risk – Balanced ETF VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Managed Risk - Conservative ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Managed Risk – Conservative ETF VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017

Transamerica Managed Risk - Growth ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Managed Risk – Growth ETF VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

***

The following principal risk is added to the “Principal Risks” section of the Prospectus and the Summary Prospectus for each portfolio listed above:

Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

* * *

Investors Should Retain this Supplement for Future Reference

November 17, 2017